FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	$ 1,670	$ 1,226	$ 963	$ 766
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	1,670		963
Financial assets designated as not measured at fair value [Abstract]
Cash	30,708		43,129		$ 6,844
Amounts receivable	2,478		2,679
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	33,186		45,808
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	653
Financial liabilities, at fair value	653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	48,295		34,615
Secured notes payable	408,144		396,509
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	456,439		431,124
Maximum exposure to credit risk		$ 2,478		$ 2,679
Financial liabilities at fair value through profit or loss, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	1,670		963
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	1,670		963
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	653
Financial liabilities, at fair value	653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial assets at fair value through other comprehensive income, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	0
Financial liabilities, at fair value	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial liabilities at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	0
Financial liabilities, at fair value	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	48,295		34,615
Secured notes payable	408,144		396,509
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	456,439		431,124
Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	1,670		963
Financial assets designated as not measured at fair value [Abstract]
Cash	30,708		43,129
Amounts receivable	2,478		2,679
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	48,295		34,615
Secured notes payable	425,860		412,976
Financial assets at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	30,708		43,129
Amounts receivable	2,478		2,679
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	33,186		45,808
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	0
Financial liabilities, at fair value	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Level 1 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	30,708		43,129
Amounts receivable	2,478		2,679
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	48,295		34,615
Secured notes payable	425,860		412,976
Level 2 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	1,670		963
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0
Level 3 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets, at fair value	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities	0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	$ 0		$ 0